Financial instruments - Schedule of Maturities of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 387,410	$ 387,377
Financial liabilities	4,951,893	3,118,224
Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,026,665	1,327,102
Liabilities to credit institutions - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	720,760	1,032,579
Accrued expenses and accrued expenses - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	368,145	352,854
Other non-current liabilities - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		86,347
Liabilities related to repurchase commitments - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	119,664
Interest-Bearing Current Liabilities And Interest-Bearing Current Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	93,361	38,996
Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,415	35,717
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	64,991	91,056
Other non-current liabilities - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,467,696	74,969
Other current and other current liabilities, related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,939	55,911
Current and noncurrent refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	53,257	22,693
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	187,742	320,658
Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	152,605	49,060
Other current receivables and other current receivables - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	35,496	10,840
Other non-current receivables - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,733	6,819
Restricted cash - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,834
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Financial assets	375,843	380,558
Financial liabilities	3,417,955	2,950,497
Due within 1 year | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	368,145	1,032,579
Due within 1 year | Liabilities to credit institutions - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,026,665	1,327,102
Due within 1 year | Accrued expenses and accrued expenses - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	720,760	352,854
Due within 1 year | Other non-current liabilities - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	93,361	35,717
Due within 1 year | Liabilities related to repurchase commitments - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	119,664	86,347
Due within 1 year | Interest-Bearing Current Liabilities And Interest-Bearing Current Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		38,996
Due within 1 year | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,415
Due within 1 year | Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due within 1 year | Other non-current liabilities - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due within 1 year | Other current and other current liabilities, related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,939	55,911
Due within 1 year | Current and noncurrent refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	52,006	20,991
Due within 1 year | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	187,742	320,658
Due within 1 year | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	152,605	49,060
Due within 1 year | Other current receivables and other current receivables - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	35,496	10,840
Due within 1 year | Other non-current receivables - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due within 1 year | Restricted cash - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,567	6,819
Financial liabilities	1,522,467	156,943
Due between 1 and 5 years | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Liabilities to credit institutions - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Accrued expenses and accrued expenses - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Other non-current liabilities - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Liabilities related to repurchase commitments - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Interest-Bearing Current Liabilities And Interest-Bearing Current Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Due between 1 and 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,456,225	64,185
Due between 1 and 5 years | Other non-current liabilities - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	64,991	91,056
Due between 1 and 5 years | Other current and other current liabilities, related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Current and noncurrent refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,251	1,702
Due between 1 and 5 years | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Other current receivables and other current receivables - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Other non-current receivables - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,733	6,819
Due between 1 and 5 years | Restricted cash - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,834
Due beyond 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Financial liabilities	11,471	10,784
Due beyond 5 years | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Liabilities to credit institutions - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Accrued expenses and accrued expenses - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Other non-current liabilities - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Liabilities related to repurchase commitments - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Interest-Bearing Current Liabilities And Interest-Bearing Current Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Due beyond 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,471	10,784
Due beyond 5 years | Other non-current liabilities - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Other current and other current liabilities, related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Current and noncurrent refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Other current receivables and other current receivables - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Other non-current receivables - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	$ 0
Due beyond 5 years | Restricted cash - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0